Subsequent Events (Details) - USD ($)					1 Months Ended
	Nov. 08, 2024	Oct. 21, 2024	Aug. 08, 2024	Aug. 02, 2024	Aug. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Jun. 24, 2024	Dec. 31, 2023	Nov. 21, 2023
Subsequent Event [Line Items]
Due to related party							$ 456,858		$ 338,506
Conversion price (in dollars per share)							$ 2.00
Shares issued as part of stock grants to vendors (shares)					200,000	2,500
Bridge Investor | Equity Purchase Agreement | Subsequent Event
Subsequent Event [Line Items]
Aggregate purchase price		$ 200,000
Sponsor Affiliates | Subsequent Event
Subsequent Event [Line Items]
Due to related party	$ 52,000
Debt Conversion, Amount	$ 405,000
Number of shares issued on conversion of debt	202,500
Quantum Investor | Quantum Purchase Agreement
Subsequent Event [Line Items]
Aggregate principal amount										$ 3,000,000
Additional Bridge Notes
Subsequent Event [Line Items]
Shares to sponsor debt settlement (shares)				14,199	14,199
Aggregate principal amount										$ 150,000
Conversion price (in dollars per share)										$ 10.00
Exchange Note
Subsequent Event [Line Items]
Shares to sponsor debt settlement (shares)			213,759		213,759
Conversion price (in dollars per share)								$ 10
Exchange Note | Bridge Investor | Bridge Exchange Agreement
Subsequent Event [Line Items]
Aggregate principal amount										$ 2,523,744